Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Cash Flow $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
As Originally Reported [Member]
Cash Flows from Operating Activities
Net income (loss)	$ 7,670
Receivables	(5,603)
Inventory	(18,459)
Accounts payable and accrued expenses	14,178
Customer deposits	(18,968)
Deferred income taxes	(4,908)
Miscellaneous other accounts	1,116
Net cash used in operating activities	(18,328)
Net cash used in investing activities	(204,834)
Net cash provided by financing activities	247,041
Net change in cash and restricted cash	23,879
Cash and restricted cash at beginning of year	9,912
Cash and restricted cash at end of year	33,791
Adjustments [Member]
Cash Flows from Operating Activities
Net income (loss)	(15,252)
Receivables	444
Inventory	(8,121)
Accounts payable and accrued expenses	10,207
Customer deposits	8,113
Deferred income taxes	4,540
Miscellaneous other accounts	69
Net cash used in operating activities
Net cash used in investing activities
Net cash provided by financing activities
Net change in cash and restricted cash
Cash and restricted cash at beginning of year
Cash and restricted cash at end of year
As Restated [Member]
Cash Flows from Operating Activities
Net income (loss)	(7,582)
Receivables	(5,159)
Inventory	(26,580)
Accounts payable and accrued expenses	24,385
Customer deposits	(10,855)
Deferred income taxes	(368)
Miscellaneous other accounts	1,185
Net cash used in operating activities	(18,328)
Net cash used in investing activities	(204,834)
Net cash provided by financing activities	247,041
Net change in cash and restricted cash	23,879
Cash and restricted cash at beginning of year	9,912
Cash and restricted cash at end of year	$ 33,791